NATURE OF OPERATIONS - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended
	Apr. 06, 2024	Jul. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Legacy Mondee shares (in shares)		60,800,000
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Warrants outstanding (in shares)			1,507,500
Shares entitled to earn-out shareholders for Business Combination (in shares)		9,000,000	9,000,000
Earn-out shares allocated (in shares)		6,500,000
Debt prepayment		$ 41,210
New shares issued (in shares)		7,000,000
Total current liabilities			$ 56,995	$ 48,450
Current assets			119,680	40,691
Cash and cash equivalents			78,841	$ 15,506
Unused line of credit			$ 15,000
TCW Credit Agreement
Shares required to be issued on business consummation		3,000,000
PIPE Shares
Stock price (in dollars per share)		$ 10.00
Consideration received		$ 70,000
Forecast | Subsequent Event
Repayments of debt	$ 7,586
Metaminds
Asset acquisition purchase consideration		$ 2,000
ITHAX | PIPE Financing
Warrants outstanding (in shares)		337,500
ITHAX | Public Warrants
Warrants outstanding (in shares)		12,075,000